SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
Common Shares Issued and Outstanding

The Company is authorized to issue an unlimited number of common shares at no par value and a maximum of eight million first preference shares. There were no first preference shares issued or outstanding as at December 31, 2022 (2021: nil).

For the years ended December 31,	2022		2021
	Number of common shares		Number of common shares
Issued and outstanding - 961,003,488 common shares		Amount		Amount
(December 31, 2021 - 959,805,965 common shares):	(In thousands)	(In millions)	(In thousands)	(In millions)
Balance, beginning of year	959,806	$7,689.9	952,621	$7,648.9
Issued on vesting of restricted share units	1,181	4.4	1,353	4.5
Dividend reinvestment plan	114	0.5	147	0.7
Issued as consideration in Monarch acquisition (Note 6)	—	—	11,608	61.2
Issued as consideration in acquisition of exploration properties (Note 6)	—	—	706	3.1
Exercise of warrants	—	0.2	44	0.1
Acquisition of own shares, share cancellations and other adjustments(i)	(98)	—	(6,673)	(28.6)
Balance, end of year	961,003	$7,695.0	959,806	$7,689.9
(i)Under the Company's normal-course issuer bid ("NCIB"), the Company was able to purchase up to 48,321,676 of its common shares no later than August 3, 2022. During 2021, the Company purchased 6,672,628 of its common shares under the NCIB, which were subsequently cancelled.

Dividends Paid and Declared

For the years ended December 31,	2022	2021
Dividends paid	$115.3	$104.8
Dividends declared in respect of the year	$115.3	$108.6
Dividend paid (per share)	$0.120	$0.109
Dividend declared in respect of the year (per share)	$0.120	$0.113

The Company's dividend reinvestment plan resulted in $0.5 million (2021: $0.7 million) being reinvested into the Company.